Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Equipment and furniture
Significant Accounting Policies [Line Items]
Estimated useful life	60 years
Computer software and hardware
Significant Accounting Policies [Line Items]
Estimated useful life	36 months
Leasehold Improvements
Significant Accounting Policies [Line Items]
Estimated useful life description	Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.